Integrity Mutual Funds, Inc.
1 North Main
Minot, North Dakota 58703

 May 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re:    Integrity Fund of Funds, Inc.
(File No. 33-85332) (CIK No. 0000931757)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  The most recent amendment to the registration statement was filed electronically with the Commission on April 29, 2005.

Very truly yours,

Integrity Fund of Funds, Inc.

By:  /s/ Robert E. Walstad
President